Other Current Assets and Other Financial Assets - Additional Information (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of carrying amount and value in use of investments in associates and joint ventures [abstract]
Prepaid advertising and promotional expenses	$ 7,695	$ 6,148	$ 6,578